FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The carrying values and fair values of financial instruments, by class, are as follows:

			2020		2019
	Level	Carrying Value	Fair value	Carrying Value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$946.5	$946.5	$446.1	$446.1
Restricted cash	Level 1	12.4	12.4	27.3	27.3
Embedded foreign currency derivatives	Level 2	—	—	0.1	0.1
Equity swap agreements	Level 2	(55.5)	(55.5)	10.4	10.4
Forward foreign currency contracts	Level 2	(7.2)	(7.2)	(2.5)	(2.5)
Contingent consideration arising on business combinations	Level 3	—	—	(11.9)	(11.9)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency swap agreements	Level 2	(0.3)	(0.3)	11.1	11.1
Forward foreign currency contracts	Level 2	(31.6)	(31.6)	(6.5)	(6.5)
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	514.5	514.5	440.3	440.3
Investment in finance leases	Level 2	155.0	183.2	102.9	114.5
Advances to a portfolio investment	Level 2	29.7	29.7	29.5	29.5
Other assets(2)	Level 2	22.1	20.5	25.7	25.7
Accounts payable and accrued liabilities(3)	Level 2	(709.1)	(709.1)	(770.8)	(770.8)
Total long-term debt(4)	Level 2	(2,830.6)	(2,960.4)	(2,335.4)	(2,470.7)
Other non-current liabilities(5)	Level 2	(182.0)	(167.9)	(164.0)	(184.6)
Financial assets measured at FVOCI
Equity investments	Level 3	3.3	3.3	3.3	3.3
		$(2,132.8)	$(2,221.9)	$(2,194.4)	$(2,338.7)
(1) Includes trade receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable, certain payroll-related liabilities and current royalty obligations.
(4) The carrying value excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of fair value measurement of liabilities
The carrying values and fair values of financial instruments, by class, are as follows:

			2020		2019
	Level	Carrying Value	Fair value	Carrying Value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$946.5	$946.5	$446.1	$446.1
Restricted cash	Level 1	12.4	12.4	27.3	27.3
Embedded foreign currency derivatives	Level 2	—	—	0.1	0.1
Equity swap agreements	Level 2	(55.5)	(55.5)	10.4	10.4
Forward foreign currency contracts	Level 2	(7.2)	(7.2)	(2.5)	(2.5)
Contingent consideration arising on business combinations	Level 3	—	—	(11.9)	(11.9)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency swap agreements	Level 2	(0.3)	(0.3)	11.1	11.1
Forward foreign currency contracts	Level 2	(31.6)	(31.6)	(6.5)	(6.5)
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	514.5	514.5	440.3	440.3
Investment in finance leases	Level 2	155.0	183.2	102.9	114.5
Advances to a portfolio investment	Level 2	29.7	29.7	29.5	29.5
Other assets(2)	Level 2	22.1	20.5	25.7	25.7
Accounts payable and accrued liabilities(3)	Level 2	(709.1)	(709.1)	(770.8)	(770.8)
Total long-term debt(4)	Level 2	(2,830.6)	(2,960.4)	(2,335.4)	(2,470.7)
Other non-current liabilities(5)	Level 2	(182.0)	(167.9)	(164.0)	(184.6)
Financial assets measured at FVOCI
Equity investments	Level 3	3.3	3.3	3.3	3.3
		$(2,132.8)	$(2,221.9)	$(2,194.4)	$(2,338.7)
(1) Includes trade receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable, certain payroll-related liabilities and current royalty obligations.
(4) The carrying value excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of changes in level 3 financial instruments	Changes in level 3 financial instruments are as follows:

Balance as at March 31, 2019	$(8.6)
Total realized and unrealized gains included in income	11.9
Balance as at March 31, 2020	$3.3